N-2 - USD ($)				3 Months Ended
		May 20, 2025	Apr. 28, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019
Cover [Abstract]
Entity Central Index Key		0001678130
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Common Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load (1)	1.00%
Offering Expenses Borne by Common Shareholders of the Fund	0.13%
Dividend Reinvestment Plan Fees (2)	None
(1)	Represents the estimated maximum commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on market price of the Common Shares at the time of any such sale.

(2)	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You may pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]	0.13%
Annual Expenses [Table Text Block]

Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares (Assuming the Use of Leverage Equal to 36.35% of the Fund’s Managed Assets)
Management Fee (3)	1.56%
Dividends on Preferred Shares (4)	2.60%
Interest Expense and Fees on Borrowings (5)	0.05%
Other Expenses (5)	1.05%
Acquired Fund Fees and Expenses (6)	0.05%
Total Annual Expenses	5.31%

(3)	The management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include borrowings for investment purposes. The market value of the Fund’s derivatives are used for purposes of calculating Managed Assets. The management fee of 1.00% of the Fund’s Managed Assets represents 1.56% of net assets attributable to Common Shares assuming the use of leverage in an amount of 36.35% of the Fund’s Managed Assets. The Fund’s Managed Assets for the period ended December 31, 2024 were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period to calculate the management fee as a percentage of the Fund’s net assets attributable to Common Shares. Since the Fund has Preferred Shares outstanding, the management fee and certain other expenses as a percentage of net assets attributable to Common Shares is higher than if the Fund did not utilize a leveraged capital structure.

(4)	Dividends on Preferred Shares represent the estimated dividend expense adjusted to assume 2,400,000 shares of 4.375% Series A Preferred Stock with a liquidation preference of $60,000,000, 2,400,000 shares of 4.75% Series B Preferred Stock with a liquidation preference of $60,000,000, and 419,206 shares of 6.00%, 3-Year Term, Series C Preferred Stock with a liquidation preference of $4,192,060. Series A Preferred Stock and Series B Preferred Stock were outstanding for the entire 12 months of operations after December 31, 2024, Series C Preferred Stock were outstanding from issuance of December 2, 2024 through December 31, 2024. The table assumes the use of leverage representing 36.35% of Managed Assets, which reflects approximately the percentage of the Fund's total average Managed Assets attributable to such leverage averaged over the period ended December 31, 2024, at a weighted average annual expense to the Fund of 4.61%.

(5)	Includes $592,466 of loan service fees in connection with the Fund's investments in Alternative Credit Instruments for the six months ended December 31, 2024. Loan service fees relate to the Fund's investment in Square Loans and are not related to any leverage expenses. The loan service fees are the cost associated with the originator's ongoing collection and remittance of payments related to the Alternative Credit Instruments.

(6)	The “Acquired Fund Fees and Expenses” are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. Some of the Underlying Funds in which the Fund invests (or may invest) charge incentive fees based on the Underlying Funds’ performance. The 0.05% shown as “Acquired Fund Fees and Expenses” reflects the operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund invests (or may invest) generally charge a management fee of 1.00% to 2.00% and may charge up to a 20% incentive fee on income and/or capital gains, which are included in “Acquired Fund Fees and Expenses,” as applicable. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Future Underlying Funds’ fees and expenses may be substantially higher or lower because certain fees may be based on the performance of the Underlying Funds, which may fluctuate over time. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.

Management Fees [Percent]	[3]	1.56%
Interest Expenses on Borrowings [Percent]	[4]	0.05%
Dividend Expenses on Preferred Shares [Percent]	[5]	2.60%
Acquired Fund Fees and Expenses [Percent]	[6]	0.05%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	1.05%
Total Annual Expenses [Percent]		5.31%
Expense Example [Table Text Block]

Example (7)

The purpose of the following table is to help a holder of Common Shares understand the fees and expenses that such holder would bear directly or indirectly. The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares in the offering, assuming (1) payment in year 1 of a commission of 1.00% on the investment and estimated offering costs of $110,192, (2) that the Fund incurs total annual expenses of 5.31% of its net assets in years 1 through 10, and (3) a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$53	$157	$261	$517

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

(7)	The example should not be considered a representation of future expenses and includes the expenses of the offering. The example assumes that the estimated “Other Expenses” set forth in the table are accurate, that all dividends and distributions are reinvested at the Common Share NAV and that the Fund is engaged in leverage of 36.35% of Managed Assets. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01	[7]	$ 53
Expense Example, Years 1 to 3	[7]	157
Expense Example, Years 1 to 5	[7]	261
Expense Example, Years 1 to 10	[7]	$ 517
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly.
Management Fee not based on Net Assets, Note [Text Block]		The management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets.
Acquired Fund Fees and Expenses, Note [Text Block]		The “Acquired Fund Fees and Expenses” are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. Some of the Underlying Funds in which the Fund invests (or may invest) charge incentive fees based on the Underlying Funds’ performance. The 0.05% shown as “Acquired Fund Fees and Expenses” reflects the operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund invests (or may invest) generally charge a management fee of 1.00% to 2.00% and may charge up to a 20% incentive fee on income and/or capital gains, which are included in “Acquired Fund Fees and Expenses,” as applicable. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Future Underlying Funds’ fees and expenses may be substantially higher or lower because certain fees may be based on the performance of the Underlying Funds, which may fluctuate over time. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

MARKET AND NET ASSET VALUE INFORMATION

The Fund’s Common Shares are listed on the NYSE under the symbol “OPP.” The Fund’s Common Shares commenced trading on the NYSE in September 2016.

The Fund’s Common Shares have traded both at a premium and a discount to NAV, but historically have traded at a discount. The Fund cannot predict whether the Common Shares will trade in the future at a premium or discount to NAV. The provisions of the 1940 Act generally require that the public offering price of Common Shares (less any underwriting commissions and discounts) must equal or exceed the NAV per share of a company’s common stock (calculated within 48 hours of pricing). The Fund’s issuance of Common Shares may have an adverse effect on prices in the secondary market for the Fund’s Common Shares by increasing the number of Common Shares available, which may put downward pressure on the market price for the Fund’s Common Shares. Shares of common stock of closed-end investment companies frequently trade at a discount from NAV.

The following table shows, for each fiscal quarter since the quarter ended June 30, 2019: (i) high and low NAVs per Common Share, (ii) the high and low sale prices per Common Share, as reported as of the close of trading on the NYSE in the consolidated transaction reporting system, and (iii) the percentage by which the Common Shares traded at a premium over, or discount from, the high and low NAVs per Common Share (using the closing market price of each trading date compared to that day’s NAV per Common Share). The Fund’s NAV per Common Share is determined on a daily basis. See “Net Asset Value” on page 37 of the accompanying Prospectus for information as to the determination of the Fund’s NAV.

	MARKET PRICE(1)		NET ASSET VALUE (2)		PREMIUM/(DISCOUNT) TO NET ASSET VALUE(3)
Quarter Ended	High	Low	High	Low	High	Low
June 30, 2019	$17.32	$16.40	$18.13	$17.76	-4.15%	-8.64%
September 30, 2019	$17.78	$17.06	$18.15	$17.66	-0.39%	-5.22%
December 31, 2019	$17.80	$16.03	$17.93	$17.16	0.00%	-6.91%
March 31, 2020	$17.05	$10.88	$17.50	$13.02	-2.14%	-22.84%
June 30, 2020	$14.49	$12.18	$14.97	$13.60	-2.69%	-11.35%
September 30, 2020	$14.59	$13.67	$15.17	$14.78	-2.81%	-8.87%
December 31, 2020	$14.75	$13.39	$15.35	$14.78	-3.91%	-9.63%
March 31, 2021	$15.22	$14.24	$15.33	$15.24	-0.72%	-6.56%
June 30, 2021	$15.95	$14.86	$15.40	$15.22	3.57%	-2.37%
September 30, 2021	$16.32	$14.55	$15.24	$14.81	7.09%	-1.76%
December 31, 2021	$15.58	$14.04	$14.77	$14.19	5.48%	-1.06%
March 31, 2022	$14.77	$12.20	$14.10	$12.80	4.75%	-4.69%
June 30, 2022	$12.97	$9.71	$12.90	$11.31	0.54%	-14.15%
September 30, 2022	$12.01	$9.20	$11.35	$10.14	5.81%	-9.27%
December 31, 2022	$9.77	$8.54	$10.27	$9.80	-4.87%	-12.86%
March 31, 2023	$9.24	$8.23	$10.18	$9.80	-9.23%	-16.02%
June 30, 2023	$8.58	$8.08	$9.86	$9.64	-12.98%	-16.23%
September 30, 2023	$8.75	$7.80	$9.55	$9.14	-8.38%	-14.66%
December 31, 2023	$8.44	$7.31	$9.51	$8.87	-11.25%	-17.59%
March 31, 2024	$8.65	$8.12	$9.59	$9.45	-9.80%	-14.07%
June 30, 2024	$8.77	$8.13	$9.50	$9.29	-7.68%	-12.49%
September 30, 2024	$9.28	$8.62	$9.72	$9.44	-4.53%	-8.69%
December 31, 2024	$9.12	$8.20	$9.51	$9.13	-4.10%	-10.19%
March 31, 2025	$8.77	$8.31	$9.23	$9.02	-4.98%	-7.87%

(1)	Based on the high and low closing market price for the respective quarter.

(2)	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time)

(3)	Calculated based on the information presented.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table provides information about the Fund’s outstanding securities as of April 28, 2025:

(1)	(2)	(3)	(4)
		Amount Held by Fund or for	Amount Outstanding Exclusive of Amount Shown under (3) as of
Title of Class	Amount Authorized	its account	April 28, 2025
Common Stock	45,070,000	None	23,809,606
Series A Preferred Stock	2,530,000	None	2,400,000
Series B Preferred Stock	2,400,000	None	2,400,000
Series C Preferred Stock	5,743,500	None	419,206

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid	[8]			$ 0.0831	$ 8.20	$ 8.62	$ 8.13	$ 8.12	$ 7.31	$ 7.80	$ 8.08	$ 8.23	$ 8.54	$ 9.20	$ 9.71	$ 12.20	$ 14.04	$ 14.55	$ 14.86	$ 14.24	$ 13.39	$ 13.67	$ 12.18	$ 10.88	$ 16.03	$ 17.06	$ 16.40
Highest Price or Bid	[8]			0.0877	9.12	9.28	8.77	8.65	8.44	8.75	8.58	9.24	9.77	12.01	12.97	14.77	15.58	16.32	15.95	15.22	14.75	14.59	14.49	17.05	17.80	17.78	17.32
Lowest Price or Bid, NAV	[9]			9.02	9.13	9.44	9.29	9.45	8.87	9.14	9.64	9.80	9.80	10.14	11.31	12.80	14.19	14.81	15.22	15.24	14.78	14.78	13.60	13.02	17.16	17.66	17.76
Highest Price or Bid, NAV	[9]			$ 9.23	$ 9.51	$ 9.72	$ 9.50	$ 9.59	$ 9.51	$ 9.55	$ 9.86	$ 10.18	$ 10.27	$ 11.35	$ 12.90	$ 14.10	$ 14.77	$ 15.24	$ 15.40	$ 15.33	$ 15.35	$ 15.17	$ 14.97	$ 17.50	$ 17.93	$ 18.15	$ 18.13
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[10]			(4.98%)	(4.10%)	(4.53%)	(7.68%)	(9.80%)	(11.25%)	(8.38%)	(12.98%)	(9.23%)	(4.87%)	5.81%	0.54%	4.75%	5.48%	7.09%	3.57%	(0.72%)	(3.91%)	(2.81%)	(2.69%)	(2.14%)	0.00%	(0.39%)	(4.15%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[10]			(7.87%)	(10.19%)	(8.69%)	(12.49%)	(14.07%)	(17.59%)	(14.66%)	(16.23%)	(16.02%)	(12.86%)	(9.27%)	(14.15%)	(4.69%)	(1.06%)	(1.76%)	(2.37%)	(6.56%)	(9.63%)	(8.87%)	(11.35%)	(22.84%)	(6.91%)	(5.22%)	(8.64%)
Share Price			$ 8.23
NAV Per Share			$ 8.97
Latest Premium (Discount) to NAV [Percent]			8.25%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			45,070,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			23,809,606
Series A Preferred [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series A Preferred Stock
Outstanding Security, Authorized [Shares]			2,530,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			2,400,000
Series B Preferred [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series B Preferred Stock
Outstanding Security, Authorized [Shares]			2,400,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			2,400,000
Series C Preferred [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series C Preferred Stock
Outstanding Security, Authorized [Shares]			5,743,500
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			419,206

[1]	Represents the estimated maximum commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on market price of the Common Shares at the time of any such sale.
[2]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You may pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	The management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include borrowings for investment purposes. The market value of the Fund’s derivatives are used for purposes of calculating Managed Assets. The management fee of 1.00% of the Fund’s Managed Assets represents 1.56% of net assets attributable to Common Shares assuming the use of leverage in an amount of 36.35% of the Fund’s Managed Assets. The Fund’s Managed Assets for the period ended December 31, 2024 were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period to calculate the management fee as a percentage of the Fund’s net assets attributable to Common Shares. Since the Fund has Preferred Shares outstanding, the management fee and certain other expenses as a percentage of net assets attributable to Common Shares is higher than if the Fund did not utilize a leveraged capital structure.
[4]	Includes $592,466 of loan service fees in connection with the Fund's investments in Alternative Credit Instruments for the six months ended December 31, 2024. Loan service fees relate to the Fund's investment in Square Loans and are not related to any leverage expenses. The loan service fees are the cost associated with the originator's ongoing collection and remittance of payments related to the Alternative Credit Instruments.
[5]	Dividends on Preferred Shares represent the estimated dividend expense adjusted to assume 2,400,000 shares of 4.375% Series A Preferred Stock with a liquidation preference of $60,000,000, 2,400,000 shares of 4.75% Series B Preferred Stock with a liquidation preference of $60,000,000, and 419,206 shares of 6.00%, 3-Year Term, Series C Preferred Stock with a liquidation preference of $4,192,060. Series A Preferred Stock and Series B Preferred Stock were outstanding for the entire 12 months of operations after December 31, 2024, Series C Preferred Stock were outstanding from issuance of December 2, 2024 through December 31, 2024. The table assumes the use of leverage representing 36.35% of Managed Assets, which reflects approximately the percentage of the Fund's total average Managed Assets attributable to such leverage averaged over the period ended December 31, 2024, at a weighted average annual expense to the Fund of 4.61%.
[6]	The “Acquired Fund Fees and Expenses” are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. Some of the Underlying Funds in which the Fund invests (or may invest) charge incentive fees based on the Underlying Funds’ performance. The 0.05% shown as “Acquired Fund Fees and Expenses” reflects the operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund invests (or may invest) generally charge a management fee of 1.00% to 2.00% and may charge up to a 20% incentive fee on income and/or capital gains, which are included in “Acquired Fund Fees and Expenses,” as applicable. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Future Underlying Funds’ fees and expenses may be substantially higher or lower because certain fees may be based on the performance of the Underlying Funds, which may fluctuate over time. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[7]	The example should not be considered a representation of future expenses and includes the expenses of the offering. The example assumes that the estimated “Other Expenses” set forth in the table are accurate, that all dividends and distributions are reinvested at the Common Share NAV and that the Fund is engaged in leverage of 36.35% of Managed Assets. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[8]	Based on the high and low closing market price for the respective quarter.
[9]	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time)
[10]	Calculated based on the information presented.